SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) (Paranthetical) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Segment Reporting [Abstract]
Gain loss related to litigation settlement	$ 10.0
Offset by a loss	$ 6.1